SHORT-TERM INVESTMENTS (Available-For-Sale Investments) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Corporate Bonds [Member] CNY	Dec. 31, 2011 Corporate Bonds [Member] CNY
Schedule of Available-for-sale Securities [Line Items]
Cost		15,939	19,110		15,939	19,110
Exchange difference		(1,483)	(1,334)		(1,483)	(1,334)
Accumulated unrealized (loss) gains		1,119	(128)		1,119	(128)
Net carrying amount		15,575	17,648		15,575	17,648
Amount of corporate bonds sold during the period					7,717	8,507
Investment loss (gain)	$ (234)	(1,460)	(832)	(1,071)	(226)	201